UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08207

T. Rowe Price Tax-Efficient Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments

Tax-Efficient Equity Fund	November 30, 2018

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND

Unaudited

Portfolio of Investments‡
(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 99.2%		
COMMUNICATION SERVICES 7.8%		
Entertainment 1.8%		
Activision Blizzard	13,900	693
Electronic Arts (1)	14,700	1,236
Live Nation Entertainment (1)(2)	13,200	735
Netflix (1)	11,600	3,319
Take-Two Interactive Software (1)	4,200	461
Zynga, Class A (1)	75,000	271
		6,715
Interactive Media & Services 5.8%		
Alphabet, Class A (1)	2,000	2,219
Alphabet, Class C (1)	8,613	9,426
Baidu, ADR (1)	2,200	414
Facebook, Class A (1)	58,966	8,291
IAC (1)	3,346	596
Match Group	9,900	399
Zillow Group, Class A (1)(2)	2,500	91
		21,436
Media 0.1%		
Interpublic Group (2)	9,200	216
Omnicom Group (2)	2,500	193
		409
Wireless Telecommunication Services 0.1%		
T-Mobile (1)	6,600	452
		452
Total Communication Services		29,012
CONSUMER DISCRETIONARY 16.1%		
Auto Components 0.3%		
Aptiv	14,200	1,021

BorgWarner	2,500	99
		1,120
Automobiles 0.5%		
Ferrari (2)	2,940	322
Tesla (1)	4,000	1,402
		1,724
Diversified Consumer Services 0.7%		
Bright Horizons Family Solutions (1)	2,800	341
Grand Canyon Education (1)	1,900	232
Service Corporation International	36,900	1,705
Sotheby's (1)(2)	5,500	220
		2,498
Hotels, Restaurants & Leisure 3.1%		
Aramark	9,500	362
Choice Hotels International (2)	4,200	327
Domino's Pizza (2)	3,900	1,082
Dunkin' Brands Group (2)	11,300	836
Extended Stay America, Equity Units	10,300	187
Hilton Worldwide Holdings	25,037	1,891
Marriott International, Class A	7,907	910
MGM Resorts International	15,000	404
Norwegian Cruise Line Holdings (1)	5,500	282
Papa John's International (2)	3,000	144
Restaurant Brands International	16,097	939
Royal Caribbean Cruises	4,300	486
Starbucks	19,000	1,268
Wynn Resorts	4,500	492
Yum China Holdings	16,800	602
Yum! Brands	13,300	1,227
		11,439
Household Durables 0.2%		
Mohawk Industries (1)	500	64
NVR (1)	270	662
Toll Brothers	6,100	201
		927

Internet & Direct Marketing Retail 5.8%		
Alibaba Group Holding, ADR (1)	13,157	2,116
Amazon.com (1)	7,500	12,676
Booking Holdings (1)	2,550	4,824
Ctrip.com International, ADR (1)	10,900	314
Farfetch, Class A (1)(2)	5,483	125
GrubHub (1)(2)	1,700	133
MercadoLibre	3,800	1,338
Wayfair, Class A (1)(2)	2,510	267
		21,793
Multiline Retail 0.9%		
Dollar General	21,600	2,397
Dollar Tree (1)	11,200	972
		3,369
Specialty Retail 3.8%		
AutoZone (1)	400	324
Burlington Stores (1)	8,500	1,409
CarMax (1)(2)	18,000	1,189
Five Below (1)	4,600	482
Home Depot	18,100	3,264
Michaels (1)(2)	6,600	112
O'Reilly Automotive (1)	4,700	1,630
Ross Stores	15,800	1,384
Tiffany	9,400	855
TJX	30,600	1,495
Tractor Supply	3,800	361
Ulta Beauty (1)	4,900	1,459
Williams-Sonoma (2)	3,300	187
		14,151
Textiles, Apparel & Luxury Goods 0.8%		
Lululemon Athletica (1)	4,000	530
NIKE, Class B	18,900	1,420
PVH	2,500	276

Tapestry	21,000	818
		3,044
Total Consumer Discretionary		60,065
CONSUMER STAPLES 4.3%		
Beverages 1.8%		
Brown-Forman, Class B	11,812	564
Coca-Cola	30,000	1,512
Constellation Brands, Class A	5,000	979
Diageo, ADR (2)	12,200	1,761
Keurig Dr Pepper	3,900	105
Monster Beverage (1)	15,300	913
PepsiCo	6,300	768
		6,602
Food & Staples Retailing 0.1%		
Casey's General Stores (2)	2,500	324
Sprouts Farmers Market (1)(2)	3,500	80
		404
Food Products 1.2%		
Conagra Brands	11,570	374
Hershey	10,900	1,181
Hormel Foods (2)	7,811	352
McCormick (2)	14,000	2,100
Tyson Foods, Class A	6,800	401
		4,408
Household Products 0.6%		
Church & Dwight	13,200	874
Clorox	4,700	778
Colgate-Palmolive	6,800	432
		2,084
Tobacco 0.6%		
Altria Group	11,200	614
Philip Morris International	21,200	1,835
		2,449
Total Consumer Staples		15,947

ENERGY 1.1%		
Energy Equipment & Services 0.1%		
Schlumberger	4,899	221
		221
Oil, Gas & Consumable Fuels 1.0%		
Cabot Oil & Gas	22,300	561
Centennial Resource Development, Class A (1)(2)	20,481	318
Cimarex Energy	4,700	385
Concho Resources (1)	5,676	740
Continental Resources (1)	4,100	187
Diamondback Energy (2)	6,800	750
HollyFrontier	4,700	294
Jagged Peak Energy (1)(2)	27,200	311
Venture Global, Series B, Acquisition Date: 3/8/18 Cost $15 (1)(3)(4)	5	26
Venture Global, Series C, Acquisition Date: 10/16/17 – 3/8/18 Cost $216 (1)(3)(4)	58	302
		3,874
Total Energy		4,095
FINANCIALS 8.2%		
Banks 1.1%		
BankUnited	7,000	242
Citizens Financial Group	8,700	316
Fifth Third Bancorp	9,000	251
First Republic Bank	15,700	1,557
Pinnacle Financial Partners	3,000	172
Signature Bank	1,500	185
SVB Financial Group (1)	2,700	688
Webster Financial	8,600	518
		3,929
Capital Markets 5.6%		
BlackRock	9,400	4,023
Cboe Global Markets	17,700	1,905
Charles Schwab	56,500	2,531

CME Group	8,810	1,675
E*TRADE Financial	10,500	549
FactSet Research Systems (2)	1,000	234
Intercontinental Exchange	10,200	833
Lazard, Class A	11,900	477
MarketAxess Holdings (2)	6,200	1,350
Moody's	13,000	2,068
MSCI	3,200	503
Nasdaq	4,300	393
Northern Trust	6,900	685
S&P Global	13,800	2,523
State Street	1,300	95
TD Ameritrade Holding	20,100	1,082
		20,926
Consumer Finance 0.1%		
Discover Financial	6,300	449
		449
Insurance 1.4%		
Assurant	4,700	457
Axis Capital Holdings	4,200	233
Fidelity National Financial	13,400	450
Marsh & McLennan	9,000	798
Progressive	26,900	1,783
Willis Towers Watson	9,200	1,467
		5,188
Total Financials		30,492
HEALTH CARE 13.9%		
Biotechnology 3.1%		
Agios Pharmaceuticals (1)(2)	2,300	151
Alexion Pharmaceuticals (1)	8,300	1,022
Alkermes (1)(2)	4,100	149
Alnylam Pharmaceuticals (1)	9,500	771
Amgen	3,000	625
Biogen (1)	3,500	1,168

BioMarin Pharmaceutical (1)	17,600	1,690
Bluebird Bio (1)(2)	2,000	246
Blueprint Medicines (1)	1,000	57
Celgene (1)	6,500	469
Exelixis (1)	1,500	30
FibroGen (1)	2,200	95
Immunomedics (1)(2)	6,800	137
Incyte (1)	14,700	945
Madrigal Pharmaceuticals (1)(2)	200	23
Neurocrine Biosciences (1)(2)	6,192	547
Regeneron Pharmaceuticals (1)	700	256
Sage Therapeutics (1)(2)	2,477	286
Sarepta Therapeutics (1)(2)	2,400	311
Seattle Genetics (1)(2)	11,257	704
Ultragenyx Pharmaceutical (1)(2)	500	27
Vertex Pharmaceuticals (1)	10,900	1,971
		11,680
Health Care Equipment & Supplies 4.2%		
ABIOMED (1)	1,700	565
Align Technology (1)	7,500	1,724
Becton Dickinson & Company	6,000	1,516
Cooper	7,700	2,147
Exact Sciences (1)(2)	14,500	1,131
Hologic (1)	20,700	919
ICU Medical (1)	1,159	279
IDEXX Laboratories (1)	7,400	1,508
Intuitive Surgical (1)	7,050	3,743
Novocure (1)(2)	2,000	69
Penumbra (1)(2)	1,800	251
STERIS	2,265	270
Teleflex	4,700	1,294
West Pharmaceutical Services	2,100	230
		15,646
Health Care Providers & Services 3.5%		
Acadia Healthcare (1)(2)	7,300	248

AmerisourceBergen	3,100	276
Anthem	4,600	1,334
Centene (1)	8,600	1,223
DaVita (1)	3,400	225
Henry Schein (1)	5,900	526
Humana	2,700	889
Molina Healthcare (1)(2)	4,800	671
UnitedHealth Group	20,700	5,824
Universal Health Services, Class B	4,100	566
WellCare Health Plans (1)	4,798	1,223
		13,005
Health Care Technology 0.7%		
Cerner (1)	9,900	573
Medidata Solutions (1)(2)	3,000	232
Veeva Systems, Class A (1)	17,700	1,702
		2,507
Life Sciences Tools & Services 1.4%		
Agilent Technologies	16,700	1,208
Bruker (2)	4,600	153
Illumina (1)	5,600	1,890
IQVIA Holdings (1)	3,300	413
Mettler-Toledo International (1)	2,000	1,273
QIAGEN (1)(2)	10,300	365
		5,302
Pharmaceuticals 1.0%		
Catalent (1)	6,000	238
Elanco Animal Health (1)(2)	3,614	121
GW Pharmaceuticals, ADR (1)(2)	1,000	123
Jazz Pharmaceuticals (1)	2,300	348
Nektar Therapeutics (1)	1,000	40
Perrigo (2)	3,653	228
Zoetis	26,200	2,459
		3,557
Total Health Care		51,697

INDUSTRIALS & BUSINESS SERVICES 13.3%

Aerospace & Defense 2.6%		
Boeing	11,700	4,057
BWX Technologies	10,300	466
Harris	7,000	1,001
Huntington Ingalls Industries	2,400	517
L3 Technologies	3,300	605
Northrop Grumman	3,700	961
Textron	5,700	320
TransDigm Group (1)(2)	5,000	1,808
		9,735
Air Freight & Logistics 0.4%		
CH Robinson Worldwide (2)	2,500	231
Expeditors International of Washington	3,700	281
United Parcel Service, Class B	8,300	957
		1,469
Airlines 1.3%		
Alaska Air Group	25,800	1,890
American Airlines Group	25,300	1,016
Copa Holdings, Class A (2)	3,100	264
Southwest Airlines	16,800	917
United Continental Holdings (1)	6,900	667
		4,754
Building Products 0.5%		
A.O. Smith	3,000	142
Allegion	13,000	1,191
Fortune Brands Home & Security	17,300	758
		2,091
Commercial Services & Supplies 1.7%		
ADT (2)	7,500	59
Cintas	8,000	1,499
Copart (1)	12,600	645
KAR Auction Services	20,400	1,166
Ritchie Bros Auctioneers	7,400	257

Rollins	20,800	1,322
Waste Connections	16,975	1,332
		6,280
Construction & Engineering 0.1%		
Valmont Industries	1,700	222
		222
Electrical Equipment 0.6%		
AMETEK	3,487	256
Generac Holdings (1)	3,800	216
Hubbell	5,600	617
Rockwell Automation	3,200	558
Sensata Technologies Holding (1)	10,300	477
		2,124
Industrial Conglomerates 0.2%		
Roper Technologies	2,300	684
		684
Machinery 1.8%		
Altra Industrial Motion	2,209	70
Cummins	2,500	378
Deere	4,300	666
Donaldson	10,400	583
Fortive	8,101	616
Graco	12,000	529
IDEX	2,925	402
Middleby (1)(2)	4,200	507
Nordson (2)	2,500	301
PACCAR	4,000	249
Snap-on (2)	5,100	848
Toro (2)	6,400	397
WABCO Holdings (1)(2)	1,600	194
Wabtec (2)	7,300	690
Xylem	4,100	299
		6,729

Marine 0.0%		
Kirby (1)	1,500	114
		114
Professional Services 2.2%		
CoStar Group (1)	5,200	1,921
Equifax	9,300	955
IHS Markit (1)	20,204	1,078
ManpowerGroup	2,800	227
Robert Half International	11,200	692
TransUnion	29,900	1,931
Verisk Analytics (1)	12,000	1,480
		8,284
Road & Rail 1.6%		
Genesee & Wyoming, Class A (1)(2)	7,300	608
JB Hunt Transport Services	5,100	543
Kansas City Southern	9,900	1,020
Landstar System	1,900	207
Old Dominion Freight Line (2)	8,300	1,135
Schneider National, Class B	9,619	215
Union Pacific	14,900	2,291
		6,019
Trading Companies & Distributors 0.3%		
Fastenal (2)	2,500	148
HD Supply Holdings (1)	18,800	750
Watsco	1,200	185
		1,083
Total Industrials & Business Services		49,588
INFORMATION TECHNOLOGY 29.5%		
Communications Equipment 0.7%		
Motorola Solutions	6,100	801
Palo Alto Networks (1)	9,600	1,660
		2,461

Electronic Equipment, Instruments & Components 1.6%		
Amphenol, Class A	22,200	1,952
CDW	9,700	899
Cognex (2)	6,600	291
Coherent (1)	2,400	332
Corning	18,100	583
FLIR Systems	2,400	110
IPG Photonics (1)(2)	2,500	355
Keysight Technologies (1)	15,500	958
Littelfuse (2)	1,600	306
Trimble (1)	5,500	209
		5,995
IT Services 11.9%		
Accenture, Class A	10,400	1,711
Black Knight (1)	16,495	748
Booz Allen Hamilton Holding	19,100	980
Cognizant Technology Solutions, Class A	5,400	385
CoreLogic (1)	10,800	437
EPAM Systems (1)	2,200	287
Euronet Worldwide (1)(2)	3,100	365
Fidelity National Information Services	23,000	2,483
Fiserv (1)	34,500	2,730
FleetCor Technologies (1)	5,100	986
Gartner (1)(2)	10,800	1,654
Genpact	4,000	121
Global Payments	14,900	1,666
GoDaddy, Class A (1)	15,300	998
Leidos Holdings	9,200	580
Mastercard, Class A	44,900	9,028
Okta (1)	2,900	185
Paychex	5,000	354
PayPal Holdings (1)	33,000	2,832
Sabre	25,700	657
Shopify, Class A (1)(2)	7,300	1,114
StoneCo, Class A (1)	5,066	119

Twilio, Class A (1)(2)	3,900	368
VeriSign (1)	9,200	1,436
Visa, Class A	67,000	9,495
WEX (1)	3,300	511
Worldpay, Class A (1)	25,600	2,197
		44,427
Semiconductors & Semiconductor Equipment 4.1%		
Analog Devices	5,700	524
Entegris	19,100	561
KLA-Tencor	9,900	976
Lam Research	4,700	738
Marvell Technology Group	43,318	698
Maxim Integrated Products	33,900	1,896
Microchip Technology (2)	24,100	1,807
Monolithic Power Systems (2)	3,400	449
NVIDIA	26,300	4,298
Skyworks Solutions	21,600	1,572
Xilinx	20,400	1,887
		15,406
Software 11.1%		
Adobe Systems (1)	9,000	2,258
ANSYS (1)	1,300	211
Atlassian, Class A (1)	25,791	2,216
Autodesk (1)	13,300	1,922
Cadence Design Systems (1)	14,500	653
CDK Global	13,700	690
Ceridian HCM Holding (1)(2)	5,603	225
Coupa Software (1)(2)	2,200	142
DocuSign (1)	808	34
Dropbox, Class A (1)(2)	8,354	195
Ellie Mae (1)(2)	1,000	67
Fortinet (1)	5,400	399
Guidewire Software (1)	6,400	595
Intuit	18,400	3,947
Microsoft	71,900	7,973

Paycom Software (1)(2)	1,500	199
Pivotal Software, Class A (1)(2)	12,714	228
Proofpoint (1)	4,400	427
RealPage (1)(2)	9,617	496
salesforce.com (1)	22,700	3,241
ServiceNow (1)	17,200	3,187
Splunk (1)	18,400	2,056
SS&C Technologies Holdings	36,600	1,762
Symantec	5,000	111
Synopsys (1)	11,900	1,094
Tableau Software, Class A (1)(2)	9,542	1,189
Tyler Technologies (1)	6,900	1,330
Ultimate Software Group (1)(2)	2,900	765
Workday, Class A (1)	19,629	3,219
Zendesk (1)	6,000	357
		41,188
Technology Hardware, Storage & Peripherals 0.1%		
Pure Storage, Class A (1)	24,901	471
		471
Total Information Technology		109,948
MATERIALS 2.6%		
Chemicals 1.3%		
Air Products & Chemicals	2,200	354
Axalta Coating Systems (1)	8,700	218
Celanese	3,900	394
CF Industries Holdings	6,000	253
Linde	2,600	413
PPG Industries	8,800	962
RPM International	8,100	534
Sherwin-Williams	3,600	1,527
Valvoline (2)	12,936	273
		4,928
Construction Materials 0.6%		
Eagle Materials	2,600	190

Vulcan Materials	19,200	2,029
		2,219
Containers & Packaging 0.7%		
Avery Dennison	5,500	530
Ball	36,800	1,807
International Paper	5,500	254
Sealed Air	1,000	37
		2,628
Total Materials		9,775
REAL ESTATE 2.1%		
Equity Real Estate Investment Trusts 1.9%		
American Campus Communities, REIT	4,376	192
Crown Castle International, REIT	14,200	1,632
CubeSmart, REIT	6,500	203
Equinix, REIT	2,300	886
Federal Realty Investment Trust, REIT	1,000	132
Iron Mountain, REIT	5,500	187
MGM Growth Properties, Class A, REIT	9,900	282
SBA Communications, REIT (1)	19,000	3,245
SL Green Realty, REIT	1,600	154
VEREIT, REIT	9,000	69
		6,982
Real Estate Management & Development 0.2%		
Jones Lang LaSalle	3,800	544
WeWork, Class A, Acquisition Date: 12/9/14, Cost $34 (1)(3)(4)	1,994	131
		675
Total Real Estate		7,657
UTILITIES 0.3%		
Gas Utilities 0.1%		
Atmos Energy	5,100	488
		488

Multi-Utilities 0.1%		
NiSource	8,500	224
		224
Water Utilities 0.1%		
American Water Works	4,556	435
		435
Total Utilities		1,147
Total Common Stocks (Cost $212,454)		369,423

CONVERTIBLE PREFERRED STOCKS 0.5%

CONSUMER DISCRETIONARY 0.2%

Internet & Direct Marketing Retail 0.2%		
Airbnb, Series D, Acquisition Date: 4/16/14, Cost $225 (1)(3)(4)	5,529	587
Airbnb, Series E, Acquisition Date: 7/14/15, Cost $112 (1)(3)(4)	1,207	128
Total Consumer Discretionary		715

INFORMATION TECHNOLOGY 0.1%

Software 0.1%		
Slack Technologies, Series H, Acquisition Date: 8/17/18 Cost $94 (1)(3)(4)	7,868	94
Tanium, Series G, Acquisition Date: 8/26/15 Cost $141 (1)(3)(4)	28,431	247
Total Information Technology		341

REAL ESTATE 0.2%

Real Estate Management & Development 0.2%		
WeWork, Series D-1, Acquisition Date: 12/9/14 Cost $51 (1)(3)(4)	3,081	202
WeWork, Series D-2, Acquisition Date: 12/9/14 Cost $40 (1)(3)(4)	2,420	159
WeWork, Series E, Acquisition Date: 6/23/15 Cost $248 (1)(3)(4)	7,542	496
Total Real Estate		857
Total Convertible Preferred Stocks (Cost $911)		1,913

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-EFFICIENT EQUITY FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended November 30, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended November 30, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2018, totaled $437,000 for the period ended November 30, 2018. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At November 30, 2018, the value of loaned securities was $25,045,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the value of cash collateral and related investments was $25,435,000.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date January 23, 2019

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date January 23, 2019

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date January 23, 2019